Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Going concern

Going concern

The Group incurred net losses since inception and had an accumulated deficit of RMB47,163,773 (US$7,401,025) as of December 31, 2021 and negative cash flow from operations of RMB5,951,847 (US$933,973) for the year ended December 31, 2021. As of December 31, 2021, the Group had cash, cash equivalents, restricted cash and short-term investments of RMB4,423,119 (US$694,084), unused credit lines of RMB2,754,099 (US$432,178) and a working capital deficit of RMB10,952,353 (US$1,718,662). There is substantial doubt regarding the Group’s ability to continue as a going concern as it does not have sufficient funds to repurchase all or a significant portion of the outstanding 2025 Notes if redeemed by noteholders on April 1, 2023 (Note 14) without securing additional financing. In addition, upon the occurrence of an event of default, the trustee of the Company’s convertible senior notes may declare the whole principal of, and accrued and unpaid interest on, all the notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture (Note 14). The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Group has plans in place to reduce discretionary capital expenditures and operational expenses and secure additional financing, including, but not limited to, obtaining additional credit facilities from banks in the normal course of business, re-financing certain existing loans and credit facilities, issuance of asset-back debt securities and raising funds through additional issuances of equity and/or debt in public and/or private capital markets. In March 2022, the Company has entered into subscription agreements to issue its ordinary shares for a total cash purchase price of US$285 million (equivalent to RMB1,816,191) in a private placement transaction (Note 26). Although management believes such plans, if executed, should provide the Group sufficient financing to meet its needs, successful completion of such plans is dependent on factors outside of the Group’s control and there can be no assurances that new financings or other transactions will be available to the Group on commercially acceptable terms, or at all. In addition, the potential worsening global economic conditions and the recent disruptions to, and volatility in, the global financial markets resulting from factors such as the ongoing COVID-19 pandemic and tensive geopolitical conflicts, may adversely impact the Group’s ability to secure additional financing. Accordingly, the Group concluded that substantial doubt has not been alleviated for the assessment period.

Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The consolidated financial statements have been prepared in accordance with U.S. GAAP. The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIEs through power to govern the activities which most significantly impact its economic performance and is obligated to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs, then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations of revenue contracts, accrued sales rebates for online advertising revenues, the allowance for credit losses (previously known as the allowance for doubtful accounts before the adoption of ASU 2016-13) of accounts receivable, contract assets, receivables from online payment agencies, amounts due from related parties, and debt securities, future viewership consumption patterns and useful lives of licensed copyrights and produced content, future revenues generated by the broadcasting and sublicensing rights of content assets (licensed and produced), useful lives of certain finite-lived intangible assets, fair values of certain debt and equity investments, recoverability and useful lives of long-lived assets, recoverability of indefinite-lived intangible assets and goodwill, ultimate revenue of produced content predominantly monetized on its own, fair values of licensed copyrights and produced content monetized as a film group or individually, fair value of share options to purchase the Company’s ordinary shares, fair value of nonmonetary content exchanges, fair value of financial instruments, forfeiture rates for share options granted, valuation allowances on deferred tax assets and income tax uncertainties, among others. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Comparative Information

Comparative Information

Certain line items in the financial information of the VIEs and VIEs’ subsidiaries presented in Note 1 and income taxes related disclosures presented in Note 15 have been adjusted to conform with the current year’s presentation to facilitate comparison.

Convenience Translation

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.3726 per US$1.00 on December 31, 2021, the last business day in fiscal year 2021, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company’s functional currency is the US$ and its reporting currency is the RMB. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC topic 830, Foreign Currency Matters (“ASC 830”). The functional currency of the subsidiaries in the Cayman Islands and Hong Kong is the U.S. dollar. The functional currencies of the subsidiaries, VIEs and VIEs’ subsidiaries in Mainland China are the RMB. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position to its reporting currency, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits, and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.

Restricted Cash

Restricted Cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the consolidated balance sheets. The Group’s restricted cash mainly represents restricted deposits used as security against short-term loans and certain lawsuits.

Short-term investments

Short-term investments

All highly liquid investments with maturities of greater than three months, but less than twelve months, are classified as short-term investments.

Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC topic 320, Investments—Debt and Equity Securities

(“ASC 320”). The Company classifies the short-term investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The Company determines realized gains or losses on sale of held-to-maturity securities on a specific identification method, and records such gains or losses in earnings. Held-to-maturity debt securities purchased from a financial institution and pledged as collateral for certain long-term loans, are classified as “Short-term investments” on the consolidated balance sheets when maturing within the next twelve months and “Long-term investments” on the consolidated balance sheets if maturing beyond the next twelve months.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

Adoption of ASU 2016-13

Adoption of ASU 2016-13

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which replaces the incurred loss impairment guidance in legacy GAAP and establishes a single allowance framework for financial assets carried at amortized cost with a methodology that requires consideration of a broader range of information to estimate credit losses. The Group adopted ASU 2016-13 on January 1, 2020, using a modified retrospective transition method, which resulted in a cumulative-effect adjustment to increase the opening balance of accumulated deficit on January 1, 2020 by RMB94,048, among which credit losses related to accounts receivable and contract assets amounted to RMB83,726.

The Group maintains an allowance for credit losses for accounts receivable, contract assets and receivables from online payment agencies, which is recorded as an offset to accounts receivable, contract assets and receivables from online payment agencies, respectively, and the estimated credit losses charged to the allowance is classified as “Selling, general and administrative” in the consolidated statements of comprehensive loss. When similar risk characteristics exist, the Group assesses collectability and measure expected credit losses on a collective basis for a pool of assets, whereas if similar risk characteristics do not exist, the Group assesses collectability and measures expected credit losses on an individual asset basis. In determining the amount of the allowance for credit losses, the Group considers historic collection experience, the age of the accounts receivable, contract assets balances and receivables from online payment agencies, credit quality of the Group’s customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the customer’s ability to pay.

For debt securities, the allowance for credit losses reflects the Group's estimated expected losses over the contractual lives of the debt securities and is recorded as a charge to “Others, net” in the consolidated statements of comprehensive loss. Estimated allowances of credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses. An estimate for the allowance for credit losses is discussed above in “Adoption of ASU 2016-13”. The receivable balances are written off when they are deemed uncollectible. The Group generally does not require collateral from its customers.

Receivables from Online Payment Agencies, net

Receivables from Online Payment Agencies, net

Receivables from online payment agencies are cash due from the third-party online payment service providers for clearing transactions. The cash was paid or deposited by customers or users through these online payment agencies for services provided by the Group. The Group carefully considers and monitors the credit worthiness of the third-party payment service providers used and provides an allowance for credit losses as discussed in “Adoption of ASU 2016-13”. Receivable balances are written off when they are deemed uncollectible. The balances are included in “Prepayments and other assets” on the consolidated balance sheets. As of December 31, 2020 and 2021, allowance for credit losses provided for the receivables from online payment agencies were insignificant.

Fixed assets, net

Fixed assets, net

Fixed assets are stated at cost and are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Computer equipment	3 to 5 years
Office furniture and equipment	3 to 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Office building	43 years
Others	5 years

Repair and maintenance costs are expensed as incurred, whereas the cost of renewals and betterments that extend the useful lives of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when ready for their intended use.

Long-term investments

Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair values, equity method investments, available-for-sale debt securities accounted for at fair value and equity securities with readily determinable fair value.

Equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value in accordance with ASC topic 321, Investments—Equity Securities (“ASC 321”) and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair values and do not qualify for the existing practical expedient in ASC topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in earnings.

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee was a consolidated subsidiary. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. When calculating its proportionate share of each equity investee’s net income or loss, the Group adjusts the net income or loss of equity investee to include accretion of preferred stock that is classified in temporary equity in the equity investee’s financial statements. Intra-entity profits and losses shall be eliminated until realized by the Group or investee as if the investee was consolidated. The Group will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Group has other investments in its equity-method investee and is not required to advance additional funds to the investee, the Group would continue to report its share of equity method losses in its consolidated statements of comprehensive loss after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of the Group’s other investments in the investee. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive loss when the decline in value is determined to be other-than-temporary.

Available-for-sale debt securities are convertible debt instruments issued by private companies, which are measured at fair value, with interest income recorded in earnings and unrealized gains or losses recorded in accumulated other comprehensive income.

Adoption of ASU 2019-02

Adoption of ASU 2019-02

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials (“ASU 2019-02”) which includes the following major changes from previous legacy GAAP that are applicable to us:

•	the content distinction for capitalization of production costs of an episodic television series and production costs of films is removed;
•

entities are required to test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements;

•	entities shall assess estimates of the use of a film in a film group and account for such changes prospectively;
•	cash outflows for the costs incurred to obtain rights for both produced and licensed content are required to be reported as operating cash outflows in the statement of cash flows.

The Group adopted ASU 2019-02 on January 1, 2020, using a prospective transition method. For the years ended December 31, 2020 and 2021, cash outflows for the costs incurred to acquired licensed copyrights are reported as operating cash outflows in the Group’s consolidated statement of cash flows whereas they were reported as investing cash outflows prior to the adoption of ASU 2019-02. There was no material impact to the consolidated balance sheet or consolidated statement of comprehensive loss. See the Group’s accounting policies for Produced Content and Licensed Copyrights for further details.

For the years ended December 31, 2020 and 2021, the amounts of cash paid for content, which include both licensed copyrights and produced content, were RMB17,009,167 and RMB19,275,833 (US$3,024,799), respectively.

Produced content, net

Produced content, net

  The Group produces original content in-house and collaborates with external parties. Produced content primarily consists of films, episodic series, variety shows and animations. The costs incurred in the physical production of original content include direct production costs, production overhead and acquisition costs. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Exploitation costs are expensed as incurred. Participation costs are accrued using the individual-film-forecast-computation method, which recognizes the costs in the same ratio as the associated ultimate revenue. Production costs for original content that are predominantly monetized in a film group are capitalized. Production costs for original content predominantly monetized on its own are capitalized to the extent that they are recoverable from total revenues expected to be earned (“ultimate revenue”); otherwise, they are expensed as cost of revenues. Ultimate revenue estimates include revenue expected to be earned from all sources, including exhibition, licensing, or exploitation of produced content if the Group has demonstrated a history of earning such revenue. The Group estimates ultimate revenue to be earned during the estimated useful lives of produced content based on anticipated release patterns and historical results of similar produced content, which are identified based on various factors, including cast and crew, target audience and popularity. The capitalized production costs are reported separately as noncurrent assets with caption of “Produced content, net” on the consolidated balance sheets.

Based on factors including historical and estimated future viewership consumption patterns, the Group amortizes film costs for produced content that is predominantly monetized in a film group. For produced content that is monetized on its own, the Group considers historical and estimated usage patterns to determine the pattern of amortization for film costs. Based on the estimated patterns, the Group amortizes produced content using an accelerated method over its estimated useful lives within ten years, beginning with the month of first availability and such costs are included in “Cost of revenues” in the consolidated statements of comprehensive loss.

Licensed copyrights, net

Licensed copyrights, net

Licensed copyrights consist of professionally-produced content such as films, television series, variety shows and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability is recorded when the cost of the content is known, the content is accepted by the Group in accordance with the conditions of the license agreement and the content is available for its first showing on the Group’s websites. Licensed copyrights are presented on the consolidated balance sheets as current and non-current based on estimated time of usage.

The Group’s licensed copyrights include the right to broadcast and, in some instances, the right to sublicense. The broadcasting right, refers to the right to broadcast the content on its own websites and the sublicensing right, refers to the right to sublicense the underlying content to external parties. When licensed copyrights include both broadcasting and sublicensing rights, the content costs are allocated to these two rights upon initial recognition, based on the relative proportion of the estimated total revenues that will be generated by each right over its estimated useful lives.

For the right to broadcast the contents on its own websites that generates online advertising and membership services revenues, based on factors including historical and estimated future viewership patterns, the content costs are amortized using an accelerated method by content categories over the shorter of each content's contractual period or estimated useful lives within ten years, beginning with the month of first availability. Content categories accounting for most of the Group’s content include newly released drama series, newly released movies, animations, library drama series and library movies. Estimates of future viewership consumption patterns and estimated useful lives are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization patterns are accounted for as a change in accounting estimate prospectively in accordance with ASC topic 250, Accounting Changes and Error Corrections (“ASC 250”). For the right to sublicense the content to external parties that generates direct content distribution revenues, the content costs are amortized based on its estimated usage pattern and recorded as cost of revenues.

Impairment of Licensed Copyrights and Produced Content

Impairment of licensed copyrights and produced content

The Group’s business model is mainly subscription and advertising based, as such the majority of the Group’s content assets (licensed copyrights and produced content) are predominantly monetized with other content assets, whereas a smaller portion of the Group’s content assets are predominantly monetized at a specific title level such as variety shows and investments in a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Because the identifiable cash flows related to content launched on the Group’s Mainland China platform are largely independent of the cash flows of other content launched on the Group’s overseas platform, the Group has identified two separate film groups. The Group reviews its film groups and individual content for impairment when there are events or changes in circumstances that indicate the fair value of a film group or individual content may be less than its unamortized costs. Examples of such events or changes in circumstances include, a significant adverse change in technological, regulatory, legal, economic, or social factors that could affect the fair value of the film group or the public's perception of a film or the availability of a film for future showings, a significant decrease in the number of subscribers or forecasted subscribers, or the loss of a major distributor, a change in the predominant monetization strategy of a film that is currently monetized on its own, actual costs substantially in excess of budgeted costs, substantial delays in completion or release schedules, or actual performance subsequent to release failing to meet expectations set before release such as a significant decrease in the amount of ultimate revenue expected to be recognized.

When such events or changes in circumstances are identified, the Group assesses whether the fair value of an individual content (or film group) is less than its unamortized film costs, determines the fair value of an individual content (or film group) and recognizes an impairment charge for the amount by which the unamortized capitalized costs exceed the individual content’s (or film group’s) fair value. The Group mainly uses a discounted cash flow approach to determine the fair value of an individual content or film group, for which the most significant inputs include the forecasted future revenues, costs and operating expenses attributable to an individual content or the film group and the discount rate. An impairment loss attributable to a film group is allocated to individual licensed copyrights and produced content within the film group on a pro rata basis using the relative carrying values of those assets as the Group cannot estimate the fair value of individual contents in the film group without undue cost and effort.

Partner-generated content ("PGC")

Partner-generated content (“PGC”)

The Group collaborates with a large number of selected partners to supplement its video content portfolio with PGC, and incentivizes them to submit high-quality content through the Group’s revenue-sharing mechanism. Under such arrangements, the Group shares with the partners a portion of the revenues derived from either online advertising services or membership services based on various factors agreed upon. As the Group is the primary obligor of online advertising services and membership services, such revenues are recorded on a gross basis. Revenue sharing costs incurred and payable to partners are recognized as cost of revenues when the criteria of those pre-agreed factors are met.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Group determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the Company’s segment manager regularly reviews the operating results of that component. The Group determined that it has one reporting unit because components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by the segment manager.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The Group adopted this guidance on a prospective basis on January 1, 2020 with no material impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.

The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative impairment test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The quantitative goodwill impairment test, used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired.

As of December 31, 2020 and 2021, the fair value of the Group’s reporting unit was substantially greater than the respective carrying value, and therefore goodwill related to the Group’s reporting unit was not impaired.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization and impairment loss, if any. Intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets have estimated economic lives as follows:

Traffic acquisition agreement	1-2 years
Intellectual property rights	1-10 years
Online literature	1-10 years
Trademarks	10-22 years
User list	5 years
Domain names	10-22 years
Published mobile games	2-4 years
Technology	5 years
Others	2 to 20 years

Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill (“ASC 350-30”).

Mobile games in development with an indefinite useful life are those that have not achieved technological feasibility as of the acquisition date and have no alternative future use.

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other Than Goodwill

The Group evaluates long-lived assets, such as fixed assets and purchased or acquired intangible assets with finite lives other than licensed copyrights and produced content, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”). When such events occur, the Group assesses the recoverability of the long-lived assets based on the undiscounted future cash flows the long-lived assets are expected to generate at the lowest level of identifiable cash flows. The Group recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the long-lived assets plus net proceeds expected from the eventual disposition of the long-lived assets, if any, is less than their carrying values. If the Group identifies an impairment, the Group reduces the carrying value of the long-lived assets to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Group uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different.

Revenue Recognition

Revenue Recognition

The Group’s revenues are derived principally from membership services, online advertising services and content distribution. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Value added taxes (“VAT”) are presented as a reduction of revenues.

The Group’s revenue recognition policies are set forth as follows:

Membership services

The Group offers membership services to subscribing members with various privileges, which primarily include access to exclusive and ad-free streaming of premium content 1080P/4K high-definition video, Dolby Audio, and accelerated downloads and others. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as “Customer advances and deferred revenue” on the consolidated balance sheets and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from subscribing members for on-demand content purchases and early access to premium content. The Group is the principal in its relationships where partners, including consumer electronics manufacturers (TVs and cell phones), mobile operators, internet service providers and online payment agencies, provide access to the membership services or payment processing services as the Group retains control over its service delivery to its subscribing members. Typically, payments made to the partners are recorded as cost of revenues. For the sale of the right to other membership services through strategic cooperation with other parties, the Group recognizes revenue on a net basis when the Group does not control the specified services before they are transferred to the customer.

Online advertising services

The Group sells advertising services primarily to third-party advertising agencies and a small portion is sold directly to advertisers. Advertising contracts are signed to establish the price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its websites in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The Group performs a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For contracts where the Group provides customers with multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and occur at different times, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price and revenue is recognized as each performance obligation is satisfied through the Group’s display of the advertisements in accordance with the revenue contracts.

The Group provides various sales incentives to its customers for meeting certain cumulative purchase volume requirements, including cash rebates to certain third-party advertising agencies and non-cash credits which can be used to acquire future online advertising services in certain bundled arrangements, which are negotiated on a contract-by-contract basis with customers. The Group accounts for cash rebates granted to customers as variable consideration which is measured based on the most likely amount of incentive to be provided to customers. Non-cash credits granted to customers are considered options to acquire additional services that provide customers with a material right. The contract consideration related to these customer options to acquire additional services are deferred and recognized as revenue when future services are transferred or when the options expire.

Content distribution

The Group generates revenues from sub-licensing content assets for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Group enters into with the vendors have a specified license period and provide the Group rights to sub-license these content assets to other parties. The Group enters into a non-exclusive sub-license agreement with a sub-licensee for a period that falls within the original exclusive license period. For cash sub-licensing transactions, the Group is entitled to receive the sub-license fee under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee (which is provided at or before the beginning of the sub-license period). The sub-licensing of content assets represents a license of functional intellectual property which grants a right to use the Group’s content assets and is recognized at the point in time when the content asset is made available for the customer’s use and benefit.

The Group also enters into nonmonetary transactions to exchange online broadcasting rights of content assets with other online video broadcasting companies from time to time. The exchanged content assets provide rights for each party to broadcast the content assets received on its own website only. Each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges based on the fair value of the asset received. Barter sublicensing revenues are recognized in accordance with the same revenue recognition criteria above. The Group estimates the fair value of the content assets received using a market approach based on various factors, including the purchase price of similar non-exclusive and/or exclusive contents, broadcasting schedule, cast and crew, theme, popularity and box office. The transaction price of barter transaction revenues is calculated on the individual content asset basis. For a significant barter sublicensing transaction, the Company further reviews the fair value by analyzing against the cost of the content assets bartered out and/or engages a third-party valuation firm to assess the reasonableness of its fair value. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive content asset.

Others

Other revenues mainly include revenues from live broadcasting and online games.

Online games

The Group operates mobile games including both self-developed and licensed mobile games and generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games.

The Group records revenue generated from mobile games on a gross basis if the Group acts as the principal in the mobile game arrangements under which the Group controls the specified services before they are provided to the customer. In addition, when the Group acts as the principal, it is primarily responsible for fulfilling the promise to provide maintenance services and has discretion in setting the price for the services to the customer. Otherwise, the Group records revenue on a net basis based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC topic 606, Revenue from Contracts with Customers (“ASC 606”) are met, which is generally when the user purchases virtual currencies issued by the game developers.

For transactions where the Group is the principal, the Group determines that the in-game virtual items are identified as performance obligations. The Group provides on-going services to the end-users who purchase virtual items to gain an enhanced game-playing experience. Accordingly, the Group recognizes revenues ratably over the estimated average playing period of these paying players, starting from the point in time when virtual items are delivered to the players’ accounts.

Live broadcasting

The Group operates a live broadcasting platform, iQIYI Show, whereby users can follow their favorite hosts and shows in real time through live broadcasting. Users can purchase virtual currency for usage in iQIYI Show to acquire consumable virtual gifts, which are simultaneously presented to hosts to show their support or time-based virtual items, which enables users to enjoy additional functions and privileges for a specified time period.

The Group operates the live broadcasting platform and determines the price of virtual items sold. Therefore, revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal in the transaction. Costs incurred from services provided by the hosts are recognized as cost of revenues. To facilitate the sale of virtual items, the Group bundles special privileges and virtual items as a package at a discounted price and the Group allocates the arrangement consideration to each performance obligation based on their relative standalone selling prices. Revenue from the sale of consumable virtual gifts is recognized when consumed by the user, or, in the case of time-based virtual items, recognized ratably over the period each virtual item is made available to the user. Virtual currency sold but not yet consumed by the purchasers is recorded as “Customer advances and deferred revenue” on the consolidated balance sheets.

Contract balances

When either party to a revenue contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

Contract assets represent unbilled amounts related to the Group's rights to consideration for advertising services delivered and are included in “Prepayments and other assets” on the consolidated balance sheets. As of December 31, 2020 and 2021, contract assets were RMB1,509,586 and RMB1,591,152 (US$249,686), respectively, net of an allowance for credit losses (previously known as the allowance for doubtful accounts before the adoption of ASU 2016-13) of RMB9,275 and RMB14,721 (US$2,310), respectively. The increase in the balance of contract assets was primarily due to more outstanding advertising contracts as of December 31, 2021 compared to the prior year for which the Group had commenced to provide advertisement placements but had not completed all specified advertising services in the contract, which corresponds to when the Group has the right to bill its customers.

Contract liabilities are the Group’s obligation to transfer goods or services to customers for which the Group has received consideration from customers, which are comprised of: i) payments received for membership fees and other services; ii) virtual currency sold for which the corresponding services have not yet been provided to customers; and iii) non-cash credits granted to customers. Contract liabilities are primarily presented as “Customer advances and deferred revenue” on the consolidated balance sheets. Balances of contract liabilities were RMB4,476,940 and RMB4,416,413 (US$693,032) as of December 31, 2020 and December 31, 2021, respectively. The decrease in contract liabilities as compared to the year ended December 31, 2020 is a result of the decrease in consideration received from the Group’s customers. Revenue recognized for the year ended December 31, 2021 that was included in contract liabilities as of January 1, 2021 was RMB3,112,050 (US$488,349).

Practical Expedients and Exemptions

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

Cost of Revenues	Cost of Revenues Cost of revenues consists primarily of content costs, bandwidth costs and others.
Advertising expenses

Advertising expenses

Advertising expenses, primarily marketing spend in channel coverage and content related promotion are included in “Selling, general and administrative” and are expensed when incurred. Advertising expenses for the years ended December 31, 2019, 2020 and 2021 were RMB2,757,214, RMB2,304,782 and RMB2,383,257 (US$373,985), respectively.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of personnel-related expenses (including share-based compensation cost) incurred for the development of, enhancement to, and maintenance of the Group’s websites as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in research and development expenses. The Group recognizes research and development costs as expenses when incurred.

Government Subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with certain conditions are recorded as “Other liabilities” or “Other non-current liabilities” when received and will be recognized as income in “Others, net” or as a reduction of specific operating costs and expenses when the conditions are met. The government subsidies with no further conditions to be met are recognized as income in “Others, net” or as a reduction of specific operating costs and expenses for which the grants are intended to compensate. If the government subsidies are related to an asset, it is recognized as a deduction of the carrying amount of the asset when the conditions are met and then recognized ratably over the expected useful life of the related asset as a reduction to the related amortization or depreciation in the consolidated statements of comprehensive loss.

Leases

Leases

The Group has lease agreements with lease and non-lease components, which are generally accounted for separately. For IDC facilities leases, the Group accounts for the lease and non-lease components as a single lease component. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease or contains a lease at lease inception in accordance with ASC topic 842, Leases (“ASC 842”). For operating leases, the Group recognizes a right-of-use asset (“ROU asset”) and a lease liability based on the present value of the lease payments over the lease term in the consolidated balance sheets at commencement date. For finance leases, assets are included in “Fixed assets, net” in the consolidated balance sheets. Finance lease liabilities are included in "Other liabilities" and "Other non-current liabilities" in the consolidated balance sheets. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environment where the leased asset is located. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

Income Taxes

Income Taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portions, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

The Group applies the provisions of ASC topic 740, Accounting for Income Taxes (“ASC 740”), to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group recognizes in its consolidated financial statements the benefit of a tax position if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement of estimates with regard to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period in which the change occurs.

Loss per share

Loss per share

The Company computes loss per Class A and Class B ordinary shares in accordance with ASC topic 260, Earnings per Share (“ASC 260”) using the two-class method. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the years ended December 31, 2019, 2020 and 2021, the two-class method is applicable because the Company has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the loss per share calculation. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion (Note 19). As a result, and in accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the accretion related to the redeemable convertible preferred shares, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the conversion of convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of share options and vesting of restricted share units, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects are anti-dilutive.

Share-based compensation

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC topic 718, Compensation-Stock Compensation (“ASC 718”).

The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards granted with graded vesting based on service conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved. If required vesting conditions are not met and the share-based awards are forfeited, previously recognized compensation expenses relating to those awards are reversed. The Company elects to estimate forfeitures at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rates are estimated based on historical experience and future expectations of employee turnover rates and are periodically reviewed. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based awards granted to employees and non-employees, if applicable.

Fair Value Measurements

Fair Value Measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, receivables from online payment agencies, amounts due from related parties, prepayments and other assets, long-term investments, accounts and notes payable, short-term loans, income tax payable, amounts due to related parties, accrued expenses, other liabilities, convertible senior notes and long-term loans. The carrying amounts of these financial instruments, except for long-term equity investments without readily determinable fair values, long-term equity method investments, long-term available-for-sale debt security, convertible senior notes and long-term loans, approximate their fair values because of their generally short maturities. The carrying amounts of long-term loans approximate their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Concentration of risks

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, contract assets, amounts due from related parties and receivables from online payment agencies. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2021, the Group has RMB3,074,864 (US$482,513) in cash, cash equivalents and restricted cash, which is held in cash and demand deposits with several financial institutions in the PRC and international financial institutions outside of the PRC, respectively. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable, contract assets, amounts due from related parties and receivables from online payment agencies are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for credit losses and actual losses have generally been within management’s expectations. As of December 31, 2020 and 2021, the Group had no single customer with a balance exceeding 10% of the total accounts receivable and contract asset balance.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; cybersecurity regulations; risks associated with the Group’s ability to anticipate user preferences and provide high-quality content in a cost-effective manner; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, restricted cash, short-term investments, long-term held-to-maturity debt securities, convertible senior notes and accounts and notes payable denominated in U.S. dollars. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The depreciation of the US$ against RMB was approximately 2.34% in 2021. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, short-term investments, long-term held-to-maturity debt securities, accounts and notes payable and all the amount of convertible senior notes are denominated in U.S. dollars. Any significant fluctuation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position in U.S. dollars.

Segment reporting

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the years presented, the Company’s comprehensive loss includes net loss, foreign currency translation adjustments and unrealized losses on available-for-sale debt securities and is presented in the consolidated statements of comprehensive loss.

Impact of COVID-19

Impact of COVID-19

Following the adverse impact on the Group’s online advertising revenues, an increase in expected credit losses and impairment charges to the Group’s content assets during 2020 due to coronavirus (COVID-19), the majority of the Group’s business started to resume for continuous growth in 2021. However, the COVID-19 pandemic continues to evolve and restrictions were re-imposed from time to time thereafter in certain cities to combat sporadic outbreaks. There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic, possibility of Delta and Omicron outbreak, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in user behavior, especially on internet usage due to the prolonged impact of COVID-19, the uneven impact to certain industries, and the macroeconomic impact of government measures to contain the spread of COVID-19 and related government stimulus measures, almost all of which are beyond the Group's control. As a result, certain of the Group’s estimates and assumptions, including the fair value of the Group’s film groups, allowance for credit losses, the fair value of non-marketable equity securities and fair value of financial assets or long-lived assets subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.

Recent accounting pronouncements

Recent accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Group’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Group has preliminary assessed the impact of ASU 2020-06 adoption on the Group’s consolidated financial statements, including but not limited to the accounting for convertible senior notes. The Company will adopt ASU 2020-06 on January 1, 2022, using a modified retrospective transition method, which will result in a cumulative-effect adjustment to decrease the opening balance of additional paid-in capital and accumulated deficit on January 1, 2022 by RMB1,432,986 (US$224,867) and RMB772,123 (US$121,163), respectively, and increase the opening balance of convertible senior notes on January 1, 2022 by RMB635,925 (US$99,791), with remaining impact shown in accumulated other comprehensive income.

iQIYI, INC
Basis of Presentation

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. The subsidiaries, VIEs and VIEs’ subsidiaries losses are reported as “Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries for its share of the subsidiaries, VIEs and VIEs’ subsidiaries cumulative losses was reduced to nil as of December 31, 2020 and 2021, respectively and the carrying amount of “Amounts due from entities within the Group” was further adjusted as the Company committed to provide financial support to its VIEs as disclosed in Note 1.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.